OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER (Details) - Brookfield Corporation € in Millions, $ in Millions	Jun. 30, 2026 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2020 EUR (€)	Oct. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)
Brookfield Strategic Real Estate Partners Fund
Disclosure of contingent liabilities [line items]
Contractual capital commitments								$ 2,300
Unfulfilled commitments	$ 499
BREF
Disclosure of contingent liabilities [line items]
Contractual capital commitments							$ 400
Unfulfilled commitments	128
Brookfield Fairfield U.S. Multifamily Value Add Fund
Disclosure of contingent liabilities [line items]
Contractual capital commitments						$ 300
Unfulfilled commitments	40
BSREP III
Disclosure of contingent liabilities [line items]
Contractual capital commitments					$ 1,000
Unfulfilled commitments	246
Brookfield European Real Estate Partnership Fund
Disclosure of contingent liabilities [line items]
Contractual capital commitments			€ 100	$ 117
Consideration			€ 619	$ 726
BSREP IV
Disclosure of contingent liabilities [line items]
Contractual capital commitments		$ 3,500
Unfulfilled commitments	$ 928
Consideration		$ 15,300